   As filed with the Securities and Exchange Commission on December 13, 2004

                                              Securities Act File No. 333-103022
                                       Investment Company Act File No. 811-21295

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        /X/

                           Pre-Effective Amendment No.                      / /

                          Post-Effective Amendment No. 4                    /X/

                                    and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/

                                 Amendment No. 5                            /X/
                        (Check appropriate box or boxes)

                        J.P. MORGAN MUTUAL FUND SERIES
                (Exact Name of Registrant Specified in Charter)
                               522 Fifth Avenue
                           New York, New York, 10036
                   (Address of Principal Executive Offices)
      Registrant's Telephone Number, Including Area Code:  (800) 348-4782

           George C.W. Gatch                    With copies to:              With copies to:
           522 Fifth Avenue                  Nina O. Shenker, Esq.     John E. Baumgardner, Jr., Esq.
        New York, New York 10036            J.P. Morgan Investment        Sullivan & Cromwell LLP
(Name and Address of Agent for Service)         Management Inc.              125 Broad Street
                                               522 Fifth Avenue             New York, NY 10004
                                             New York, NY 10036

                            ------------------------

It is proposed that this filing will become effective (check appropriate box):

/ / immediately upon filing pursuant to paragraph (b)     / / on (date) pursuant to paragraph (b)

/ / 60 days after filing pursuant to paragraph (a)(1)     /X/ on February 18, 2004 pursuant to paragraph (a)(1)

/ / 75 days after filing pursuant to paragraph (a)(2)     / / on (date) pursuant to paragraph (a)(2)).

If appropriate, check the following box:

/X/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

                                Parts A and B
             Prospectuses and Statements of Additional Information

   Each of the prospectuses and statements of additional information included in Post-Effective Amendment No. 3 to the Registrant's Registration Statement
    on Form N-1A filed October 29, 2004 (Accession No: 00001047469-04-032483)
            ("PEA 3")is hereby incorporated by reference to PEA 3.

                            PART C: OTHER INFORMATION

Item 22. Exhibits

(a)(1) Declaration of Trust. Filed as an exhibit to the Registration Statement on Form N-1A of the Trust (File No. 333-103022) as filed with the Securities and Exchange Commission (the "Commission") on February 6, 2003.

(a)(2)  Amendment No. 1 to the Declaration of Trust to be filed by amendment.

(a)(3) Amendment No. 2 to Declaration of Trust. Incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A as filed with the Commission on April 29, 2004.

(a)(4) Amendment No. 3 to Declaration of Trust: Third Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest to be filed by amendment.

(b)(1) By-Laws. Incorporated by reference to Exhibit (b) to the Registration Statement on Form N-1A of the Trust (File No. 333-103022) as filed with the Commission on February 6, 2003.

(b)(2) Amendment to By-Laws. Incorporated by reference to Exhibit (b)(2) to Post-Effective Amendment No. 3 to the Trust's Registration Statement on Form N-1A as filed with the Commission on October 29, 2004.

(c) Instrument defining rights of shareholders. Incorporated by reference to Exhibits (a) and (b).

(d)(1) Form of Investment Advisory Agreement between Trust and J.P. Morgan Investment Management, Inc., incorporated by reference to Pre-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A as filed with the Commission on February 27, 2003.

(d)(2) Form of Amended and Restated Investment Advisory Agreement between Trust and J.P. Morgan Investment Management, Inc. to be filed by amendment.

(e)(1) Form of Distribution Agreement between the Trust and J.P. Morgan Fund Distributors, Inc. Incorporated by reference to Pre-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A as filed with the Commission on February 27, 2003.

(e)(2) Form of Distribution Agreement between the Trust and One Group Dealer Services, Inc. to be filed by amendment.

(f)     Not applicable.

(g)(1) Form of Custodian Agreement. Incorporated by reference to Pre-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A as filed with the Commission on February 27, 2003.

(g)(2) Global Custody Agreement, dated March 1, 2003, between JPMorgan Chase Bank, N.A. and the entities named on Annex A thereto to be filed by amendment.

(h)(1) Form of Administration Agreement between the Trust and JPMorgan Chase Bank. Incorporated by reference to Pre-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A as filed with the Commission on February 27, 2003.

(h)(2) Form of Shareholder Servicing Agreement the Trust and JPMorgan Chase Bank. Incorporated by reference to Pre-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A as filed with the Commission on February 27, 2003.

(h)(3) Form of Transfer Agency Agreement between the Trust and DST Systems, Inc. Incorporated by reference to Pre-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A as filed with the Commission on February 27, 2003.

(h)(4) Form of Fee Waiver Agreement. Incorporated by reference to Pre-effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A as filed with the Commission on February 27, 2003.

(h)(5) Form of Administration Agreement between the Trust and One Group Administrative Services, Inc. to be filed by amendment.

(h)(6) Form of Transfer Agency Agreement between the Trust and Boston Financial Data Services, Inc. to be filed by amendment.

(h)(7) Form of Shareholder Servicing Agreement between the Trust and One Group Dealer Services, Inc. to be filed by amendment.

(h)(8)  Form of Expense Limitation Agreement to be filed by amendment.

(i)     Opinion and Consent of Counsel to be filed by amendment.

(j)     Consent of Independent Auditors to be filed by amendment.

(k)     Not applicable.

(l) Certificate of Sole Shareholder. Incorporated by reference to Pre-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A as filed with the Commission on February 27, 2003.

(m) Combined Amended and Restated Distribution Plan to be filed by amendment.

(n) Combined Amended and Restated Rule 18f-3 Multi-Class Plan to be filed by amendment.

(o)     Reserved.

(p)     Codes of Ethics.

    (1) Code of Ethics of J.P. Morgan Mutual Fund Series to be filed by amendment.

    (2) JPMIM Code of Ethics to be filed by amendment.

    (3) Code of Ethics for One Group Dealer Services, Inc. to be filed by amendment.

(99)(a) Powers of Attorney incorporated by reference to Post-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A as filed with the Commission on April 29, 2004.

Item 23. Persons Controlled by or Under Common Control with the Registrant

Not applicable.

Item 24. Indemnification

Reference is made to Section 5.3 of Registrant's Declaration of Trust and
Section 1.12 of Registrant's Distribution Agreement.

Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 25. Business and Other Connections of the Investment Adviser

See "Management of the Trust" in Part B. The business or other connections of each director and officer of J.P. Morgan Investment Management Inc. is currently listed in the investment advisor registration on Form ADV for J.P. Morgan Investment Management Inc. (File No. 801-21011) and is incorporated herein by reference.

Item 26. Principal Underwriter

(a)(1) J.P. Morgan Fund Distributors, Inc. (the "Distributor") is the principal underwriter of the Registrant's shares for the period through February 18, 2005. J.P. Morgan Fund Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. J.P. Morgan Fund Distributors, Inc. is located at 522 Fifth Avenue, New York, New York 10036. J.P. Morgan Fund Distributors, Inc. is a wholly-owned subsidiary of The BISYS Group, Inc. J.P. Morgan Fund Distributors, Inc. acts as principal underwriter for the following investment companies:

Fleming Mutual Fund Group, Inc.
Growth and Income Portfolio
J.P. Morgan Funds
J.P. Morgan Fleming Series Trust
J.P. Morgan Institutional Funds
J.P. Morgan Mutual Fund Series
J.P. Morgan Series Trust
J.P. Morgan Series Trust II
J.P. Morgan Mutual Fund Group

J.P. Morgan Mutual Fund Investment Trust
J.P. Morgan Mutual Select Group
J.P. Morgan Mutual Select Trust
J.P. Morgan Mutual Fund Trust
Mutual Fund Variable Annuity Trust
JPMorgan Value Opportunities Fund, Inc.
Undiscovered Managers Funds

(2) Effective February 19, 2005, One Group Dealer Services, Inc. will become the principal underwriter of the Registrant's shares. One Group Dealer Services, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. One Group Dealer Services, Inc. is located at 1111 Polaris Parkway, Columbus, Ohio 43271. As of the date of this post-effective amendment, One Group Dealer Services, Inc. acts as principal underwriter for the following investment company: One Group Mutual Funds.

(b)(1) The following is a list of the executive officers, directors and partners of J.P. Morgan Fund Distributors, Inc.


                                  POSITION AND OFFICES                         POSITION A
NAME AND ADDRESS                  WITH DISTRIBUTOR                             WITH REGISTRANT
------------------------          -------------------------------------------  ---------------
Charles Linn Booth                Vice President/Assistant Compliance Officer    None
3435 Stelzer Road
Columbus, OH 43219

Robert A. Bucher                  Financial and Operations Principal             None
3435 Stelzer Road
Columbus, OH 43219

James L. Fox                      Director                                       None
90 Park Ave.
New York, NY 10016

Kevin J. Dell                     Director/Secretary                             None
90 Park Ave.
New York, NY 10016

Edward S. Forman                  Assistant Secretary                            None
90 Park Ave.
New York, NY 10016

Stephen Hoffman                   Treasurer                                      None
3435 Stelzer Road
Columbus, OH 43219

Richard F. Froio                  Vice President/                                None
100 Summer Road                   Chief Compliance Officer/Executive
Boston, MA 02110                  Representative Supervising Principal

William J. Tomko                  President                                      None
3435 Stelzer Road
Columbus, OH 43219

(2) The directors and officers of One Group Dealer Services, Inc. are set forth below. The business address of each director or officer is 1111 Polaris Parkway, Columbus, Ohio 43271.

                         POSITIONS AND OFFICES
                         WITH ONE GROUP DEALER
NAME                         SERVICES, INC.                      POSITIONS WITH REGISTRANT
----                     ---------------------                   -------------------------
David Thorp              President                               None

Robert L. Young          Vice President                          Senior Vice President

Michael R. Machulski     Director, Vice President and Treasurer  None

Nancy E. Fields          Vice President                          Assistant Secretary

Scott E. Richter         Secretary                               Secretary and Chief Legal Officer

Jessica K. Ditullio      Assistant Secretary                     Assistant Secretary

Charles Wooding          Assistant Treasurer                     None

(c)     Not applicable.

Item 27. Location of Accounts and Records

All accounts, books, records and documents required pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained at the offices of:

J.P. Morgan Investment Management Inc., the Registrant's investment adviser, at 522 Fifth Avenue, New York, NY 10036 (records relating to its functions as investment advisor).

J.P. Morgan Fund Distributors, Inc., the Registrant's distributor (through February 18, 2005), 522 Fifth Avenue, New York, New York 10036 (records relating to its functions as distributor).

One Group Dealer Services, Inc., the Registrant's distributor (effective February 19, 2005), at 1111 Polaris Parkway, Columbus, Ohio 43240 (records relating to its functions as distributor).


JPMorgan Chase Bank, N.A. at 3 MetroTech Center, Brooklyn, New York 11245 (records relating to its functions as shareholder servicing agent (through February 18, 2005), custodian and administrative services agent (through February 18, 2005)).


One Group Administrative Services, Inc., the Registrant's administrator (effective February 19, 2005), at 1111 Polaris Parkway, Columbus, Ohio 43240 (relating to its functions as administrator).

DST Systems Inc., the Registrant's transfer agent (through February 18, 2005), 210 West 10th Street, Kansas City, MO 64105

Boston Financial Data Services, Inc., the Registrant's transfer agent (effective February 19, 2005), at 2 Heritage Drive, North Quincy, Massachusetts 02171.

Item 28. Management Services

Not applicable.

Item 29. Undertakings

Not applicable.

                                    SIGNATURE

     Pursuant to the requirements the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, J.P. Morgan Mutual Fund Series, has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 13th day of December, 2004.

                                                 J.P. Morgan Mutual Fund Series

                                                 By: \s\ George C.W. Gatch
                                                         -------------------
                                                         George C.W. Gatch
                                                         President

     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date(s) as indicated.


SIGNATURES                               TITLE                                  DATE
\s\ George C.W. Gatch
--------------------------               President                              December 13, 2004
George C.W. Gatch

\s\ Stephanie J. Dorsey
--------------------------               Treasurer                              December 13, 2004
Stephanie J. Dorsey

                   *                     Trustee and Chairman                   December 13, 2004
--------------------------
Fergus Reid III

                   *                     Trustee                                December 13, 2004
--------------------------
William J. Armstrong

                   *                     Trustee                                December 13, 2004
--------------------------
Roland R. Eppley, Jr.

                   *                     Trustee                                December 13, 2004
--------------------------
Dr. Matthew Goldstein

SIGNATURES                               TITLE                                  DATE
                   *                     Trustee                                December 13, 2004
--------------------------
Robert J. Higgins

                   *                     Trustee                                December 13, 2004
--------------------------
William G. Morton, Jr.

                   *                     Trustee                                December 13, 2004
--------------------------
James J. Schonbachler

                   *                     Trustee                                December 13, 2004
--------------------------
Leonard M. Spalding, Jr.

                                                                          *By:  \s\ Patricia A. Maleski
                                                                                --------------------------
                                                                                Patricia A. Maleski
                                                                                Attorney-in-Fact